Business and Organization (Details Narrative) $ / shares in Units, $ in Thousands					3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 06, 2024 USD ($) $ / shares shares	Feb. 08, 2024 USD ($) $ / shares shares	Feb. 07, 2024 USD ($) $ / shares shares	Feb. 26, 2023 TradingDays $ / shares shares	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) NotePayable	Sep. 30, 2023 USD ($)	Mar. 31, 2024 USD ($) NotePayable	Mar. 31, 2023 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash and cash equivalents | $					$ 1,759	$ 1,136	$ 1,759	$ 1,136	$ 3,225	$ 3,175
Accumulated deficit | $					$ (35,756)		$ (35,756)		$ (35,212)	(26,769)
Number of notes payable to related party | NotePayable							3		3
Debt instrument, maturity date							Jun. 30, 2026		Jun. 30, 2026
Debt instrument interest rate					1.25%		1.25%		1.25%
Revenue | $					$ 18,162	$ 13,060	$ 35,122	26,105	$ 64,473	54,059
Legacy DIH [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued			25,000,000.0
Securities Purchase Agreement [Member] | Original Issue Discount Senior Secured Convertible Debentures [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants or rights converted into shares	330,000
Number of warrant or right, exercise price | $ / shares	$ 5.00
Debt instrument, maturity date	Dec. 07, 2025
Debt instrument interest rate	8.00%
Aggregate principal amount | $	$ 3,300
DIH Holding US Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash held in trust account, received | $			$ 899
Stockholders' equity note, stock split									In connection with the Closing of the Business Combination, (a) ATAK migrated and changed its domestication to become a Delaware corporation and changed its name to “DIH Holding US, Inc.” (b) each issued and outstanding ATAK Class A Ordinary Share was converted, on a one-for-one basis, into one share of DIH Class A Common Stock; (c) each issued and outstanding Class B Ordinary Share was converted, on a one-for-one basis, into one share of Domesticated Class B Common Stock; (d) each issued and outstanding ATAK Public Warrant, ATAK Private Warrant and ATAK Right was converted, on a one-for-one basis, into a DIH Public Warrant, DIH Private Warrant and DIH Right, respectively; and (e) the governing documents of ATAK were replaced by governing documents for the Delaware corporation. The Amended and Restated Certificate of Incorporation authorizes one class of common stock as Class A Common Stock (“Common Stock”)
Number of warrants or rights outstanding			20,200,000
Stock issued during period shares issued for services			532,796
Cash and cash equivalents | $					1,800		1,800		$ 3,225
Accumulated deficit | $					$ 35,800		$ 35,800		$ 35,200
Gross rerevenue increased percentage					34.50%		34.50%		19.30%
Gross revenue | $									$ 64,473	$ 54,059
Restricted cash | $					$ 300		$ 300
Revenue | $							$ 35,122	$ 26,105
DIH Holding US Inc [Member] | Orbi Med [Member] | Subscription Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants or rights converted into shares		300,000
Number of warrant or right, exercise price | $ / shares		$ 10.00
DIH Holding US Inc [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate consideration amount | $			$ 250,000,000
Issued price per share | $ / shares			$ 10.00
Financial advisory payment, shares			700,000
Shares Price | $ / shares			$ 5.02	$ 12.00
Number of warrants or rights converted into shares			2,020,000
Earnout shares				1,000,000
Trading days | TradingDays				20
DIH Holding US Inc [Member] | Common Class A [Member] | Stockholders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued				6,000,000
DIH Holding US Inc [Member] | Common Class A [Member] | Orbi Med [Member] | Subscription Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares Price | $ / shares		$ 10.00
Shares issued		150,000
Aggregate purchase price | $		$ 1,500
DIH Holding US Inc [Member] | Common Class A One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares Price | $ / shares				$ 13.50
Earnout shares				1,333,333
Trading days | TradingDays				20
DIH Holding US Inc [Member] | Common Class A Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares Price | $ / shares				$ 15.00
Earnout shares				1,666,667
Trading days | TradingDays				20
DIH Holding US Inc [Member] | Common Class A Three [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares Price | $ / shares				$ 16.50
Earnout shares				2,000,000
Trading days | TradingDays				20
Dih Us Corporation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			100.00%
Hocoma Medical Gmbh [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			100.00%
Dih Nevada [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			100.00%